Italy Sale Disclosure (Details) - Schedule of Remaining Balances and Results of the Italian Assets - Italy [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 28, 2023
Italy Sale Disclosure (Details) - Schedule of Remaining Balances and Results of the Italian Assets [Line Items]
Cash & cash equivalents	$ 87,000		$ 100,000	$ 295,000	$ 100,000
Other current assets	330,000		338,000	932,000
Other non-current assets	3,966,000		3,819,000	1,030,000	338,000
Total assets	4,383,000		4,257,000	21,735,000
Operating leases, non-current - assets				4,000
Accounts payable	17,000		21,000	109,000	21,000
Other current liabilities	569,000		578,000
Total liabilities	586,000		599,000	1,405,000	599,000
Net assets	3,797,000		3,658,000	1,080,000	578,000
Revenues		$ 655,000		216,000
Operating Expenses
Cost of revenues		(262,000)	(1,204,000)	(812,000)
Selling, general, and administrative	(8,000)	(42,000)	(69,000)	(77,000)
Depreciation, amortization, and accretion		(410,000)	(1,638,000)	(1,614,000)
Total operating expenses	(8,000)	(714,000)	8,412,000	2,503,000
Loss from discontinued operations	(8,000)	(59,000)	(5,501,000)
Other expense		(36,000)	(5,052,000)	851,000
Total other expenses		(36,000)	(15,000)	22,000
Loss before provision for income taxes	(8,000)	(95,000)	(5,067,000)	873,000
Income taxes
Net loss from discontinued operations	(8,000)	(95,000)	(15,000)
Impact on EPS
Net loss attributable to common stockholders, basic	(8,000)	(95,000)
Net loss attributable to common stockholders, diluted	$ (8,000)	$ (95,000)	$ (5,067,000)	$ 873,000
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ 0	$ 0	$ (5,067)	$ 873
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ 0	$ 0	$ (5,067)	$ 873
Weighted-average common stock outstanding, basic	$ 65,077,094,000	$ 57,500,000,000	$ (90.00)	$ 20.00
Weighted-average common stock outstanding, diluted	$ 65,077,094,000	$ 57,500,000,000	$ (90.00)	$ 20.00